SCHEDULE OF FINANCING LEASE WEIGHTED AVERAGE REMAINING LEASE TERMS AND DISCOUNT RATES (Details)	Sep. 30, 2024
Leases
Weighted average remaining lease term (in years)	2 years 7 months 2 days
Weighted average discount rate	12.08%